Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance
The following table provides information regarding the relationship between executive “compensation actually paid” (as defined by SEC rules) to our principal executive officer (“PEO”) and average compensation paid to our other NEOs (“Non-PEO NEOs”) and certain aspects of our financial performance for each of the last five completed fiscal years. In determining the “compensation actually paid” to our NEOs, SEC rules require us to include various adjustments to amounts that have been reported in the Summary Compensation Table for each applicable year, and therefore reported amounts differ from those required in the Summary Compensation Table. Fair value amounts below are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. For any awards that are subject to performance conditions, the change in fair value is calculated based upon the probable outcome of such conditions as of the last day of the applicable year. The changes in fair value in the tables below compare the fair value at the end of the applicable year with the prior year-end fair value. Total shareholder return has been calculated in a manner consistent with Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)(5)	Adjusted Operating Revenue (in millions)(6)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)
2025	$16,844,816	$21,476,332	$8,072,846	$9,569,020	$144.34	$272.77	$524.9	$6,701.1
2024	$17,238,416	$11,588,445	$11,379,644	$9,309,241	$118.44	$229.35	$464.8	$6,564.8
2023	$15,694,227	$18,802,919	$9,031,109	$9,933,412	$137.31	$150.62	$882.8	$6,104.1
2022	$15,734,998	$10,146,059	$6,350,606	$4,469,455	$114.74	$121.70	$1,291.9	$6,473.7
2021	$9,862,161	$13,230,952	$5,619,550	$7,520,899	$151.77	$168.68	$1,831.2	$6,317.2

(1)
Reflects compensation amounts reported in the Summary Compensation Table for Ms. Johnson, who served as PEO for the years shown. Reflects average compensation amounts reported in the Summary Compensation Table for the following non-PEO NEOs for the fiscal years noted below: 2024 - Messrs. G. Johnson, Murphy, Nicholls and Spector

•	2025 - Messrs. G. Johnson, Murphy, Nicholls and Spector
•	2024 - Messrs. G. Johnson, Murphy, Nicholls and Spector
•	2023 - Messrs. G. Johnson, Murphy, Nicholls and Spector
•	2022 - Messrs. G. Johnson, Nicholls, Plafker and Spector
•	2021 - Messrs. G. Johnson, Nicholls, Plafker and Spector
(2)
The adjustments to the summary compensation table totals to arrive to compensation actually paid in 2025, 2024, 2023, 2022, and 2021 are outlined below. Dollar amounts reflect ''compensation actually paid'' for our PEO and average ''compensation actually paid'' for our non-PEO NEOs for each of the 2025, 2024, 2023, 2022, and 2021 fiscal years. No awards were modified in fiscal year 2025. These valuations assume a September 30, 2025 share price of $23.13, and average vest share price of $24.78, which is the average price for all shares vested in fiscal year 2025.

See “Summary Compensation Table for Fiscal Year 2025” for Equity Award Valuation Assumptions.
(3)
Represents the cumulative total shareholder return (TSR) of the Company for the periods ended on September 30, 2025, 2024, 2023, 2022, and 2021 respectively, based on an initial fixed investment of $100 in Franklin Resources, Inc. common stock on September 30, 2020. For 2025, represents the five-year TSR, for 2024, represents the four-year TSR, for 2023 represents the three-year TSR, for 2022 represents the two-year TSR, and for 2021 represents the one-year TSR.

(4)
Our peer group total stockholder return is calculated with respect to the S&P U.S. BMI Asset Management & Custody Bank Index, which is the same peer group used for our total shareholder return graph based on an initial fixed investment of $100 in the respective peer's common stock on September 30, 2020. For 2025, represents the five-year TSR, for 2024, represents the four-year TSR, for 2023 represents the three-year TSR, for 2022 represents the two-year TSR, and for 2021 represents the one-year TSR.

(5)
Reflects “Net Income” in the Company's Consolidated Income Statements included in the Company's Annual Reports on Form 10-K for each of the fiscal years ended September 30, 2025, 2024, 2023, 2022, and 2021, respectively.

(6)	See discussion of supplemental non-GAAP financial measures in Item 7 of the Company's Annual Report on Form 10-K for the fiscal year ended September 30, 2025.
PEO summary compensation table total compensation to compensation actually paid reconciliation

PEO Equity Award Adjustment Breakout
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$7,948,892	$960,661	$2,255,719	$1,359,878	($5,740)	$1,071,879	$13,591,287
2024	$6,265,691	($2,250,873)	$2,121,779	($702,884)	($933,442)	$746,689	$5,246,959
2023	$9,290,226	$187,096	$3,021,486	$941,091	($100,824)	$852,016	$14,191,092
2022	$5,081,744	($1,630,192)	$1,908,689	($193,850)	($166,175)	$569,703	$5,569,920
2021	$6,890,190	$176,415	$1,463,823	$611,055	($699,345)	$306,685	$8,748,822

Average Non-PEO NEO summary compensation table total compensation to compensation actually paid reconciliation

Non-PEO NEO Equity Award Adjustment Breakout
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$2,039,668	$467,634	$535,043	$367,587	($2,075)	$349,965	$3,757,822
2024	$3,208,395	($741,806)	$453,664	($124,409)	($311,148)	$265,657	$2,750,352
2023	$2,515,460	$46,616	$598,876	$357,770	($18,905)	$226,216	$3,726,032
2022	$1,529,579	($644,757)	$373,088	($113,981)	($132,898)	$204,414	$1,215,446
2021	$2,176,246	$478,719	$565,729	$577,418	($302,483)	$177,925	$3,673,555

Company Selected Measure Name	Adjusted Operating Revenue
Named Executive Officers, Footnote
(1)
Reflects compensation amounts reported in the Summary Compensation Table for Ms. Johnson, who served as PEO for the years shown. Reflects average compensation amounts reported in the Summary Compensation Table for the following non-PEO NEOs for the fiscal years noted below: 2024 - Messrs. G. Johnson, Murphy, Nicholls and Spector

•	2025 - Messrs. G. Johnson, Murphy, Nicholls and Spector
•	2024 - Messrs. G. Johnson, Murphy, Nicholls and Spector
•	2023 - Messrs. G. Johnson, Murphy, Nicholls and Spector
•	2022 - Messrs. G. Johnson, Nicholls, Plafker and Spector
•	2021 - Messrs. G. Johnson, Nicholls, Plafker and Spector

Peer Group Issuers, Footnote
(4)
Our peer group total stockholder return is calculated with respect to the S&P U.S. BMI Asset Management & Custody Bank Index, which is the same peer group used for our total shareholder return graph based on an initial fixed investment of $100 in the respective peer's common stock on September 30, 2020. For 2025, represents the five-year TSR, for 2024, represents the four-year TSR, for 2023 represents the three-year TSR, for 2022 represents the two-year TSR, and for 2021 represents the one-year TSR.

PEO Total Compensation Amount	$ 16,844,816	$ 17,238,416	$ 15,694,227	$ 15,734,998	$ 9,862,161
PEO Actually Paid Compensation Amount	$ 21,476,332	11,588,445	18,802,919	10,146,059	13,230,952
Adjustment To PEO Compensation, Footnote
(2)
The adjustments to the summary compensation table totals to arrive to compensation actually paid in 2025, 2024, 2023, 2022, and 2021 are outlined below. Dollar amounts reflect ''compensation actually paid'' for our PEO and average ''compensation actually paid'' for our non-PEO NEOs for each of the 2025, 2024, 2023, 2022, and 2021 fiscal years. No awards were modified in fiscal year 2025. These valuations assume a September 30, 2025 share price of $23.13, and average vest share price of $24.78, which is the average price for all shares vested in fiscal year 2025.

See “Summary Compensation Table for Fiscal Year 2025” for Equity Award Valuation Assumptions.
PEO summary compensation table total compensation to compensation actually paid reconciliation

PEO Equity Award Adjustment Breakout
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$7,948,892	$960,661	$2,255,719	$1,359,878	($5,740)	$1,071,879	$13,591,287
2024	$6,265,691	($2,250,873)	$2,121,779	($702,884)	($933,442)	$746,689	$5,246,959
2023	$9,290,226	$187,096	$3,021,486	$941,091	($100,824)	$852,016	$14,191,092
2022	$5,081,744	($1,630,192)	$1,908,689	($193,850)	($166,175)	$569,703	$5,569,920
2021	$6,890,190	$176,415	$1,463,823	$611,055	($699,345)	$306,685	$8,748,822

Non-PEO NEO Average Total Compensation Amount	$ 8,072,846	11,379,644	9,031,109	6,350,606	5,619,550
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,569,020	9,309,241	9,933,412	4,469,455	7,520,899
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The adjustments to the summary compensation table totals to arrive to compensation actually paid in 2025, 2024, 2023, 2022, and 2021 are outlined below. Dollar amounts reflect ''compensation actually paid'' for our PEO and average ''compensation actually paid'' for our non-PEO NEOs for each of the 2025, 2024, 2023, 2022, and 2021 fiscal years. No awards were modified in fiscal year 2025. These valuations assume a September 30, 2025 share price of $23.13, and average vest share price of $24.78, which is the average price for all shares vested in fiscal year 2025.

See “Summary Compensation Table for Fiscal Year 2025” for Equity Award Valuation Assumptions.
Average Non-PEO NEO summary compensation table total compensation to compensation actually paid reconciliation

Non-PEO NEO Equity Award Adjustment Breakout
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$2,039,668	$467,634	$535,043	$367,587	($2,075)	$349,965	$3,757,822
2024	$3,208,395	($741,806)	$453,664	($124,409)	($311,148)	$265,657	$2,750,352
2023	$2,515,460	$46,616	$598,876	$357,770	($18,905)	$226,216	$3,726,032
2022	$1,529,579	($644,757)	$373,088	($113,981)	($132,898)	$204,414	$1,215,446
2021	$2,176,246	$478,719	$565,729	$577,418	($302,483)	$177,925	$3,673,555

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID VERSUS TOTAL SHAREHOLDER RETURN
Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID VERSUS NET INCOME AND ADJUSTED OPERATING REVENUE
Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID VERSUS NET INCOME AND ADJUSTED OPERATING REVENUE
Total Shareholder Return Vs Peer Group	COMPENSATION ACTUALLY PAID VERSUS TOTAL SHAREHOLDER RETURN
Tabular List, Table
Key performance measures
For 2025, the following are the key financial performance measures that we use to link “compensation actually paid” (as defined by SEC rules) to our NEOs to our performance. We believe Adjusted Operating Revenue is the most significant financial performance measure in determining the compensation of our NEOs. Performance outcomes for each measure are generally assessed in the context of external market conditions, and may be considered relative to industry performance or over variable time horizons. These measures are not ranked.
•Adjusted Operating Revenue(1)
•Adjusted Earnings per Share(1)
•Adjusted Operating Income(1)
•Adjusted Operating Margin(1)
•Pre-Bonus Operating Income(2)
•Investment Performance(3)
•Adjusted Effective Fee Rate(4)
•Three-Year Stockholder Return(5)
(1)	See discussion of supplemental non-GAAP financial measures in Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025.
(2)
Pre-bonus net operating income is exclusive of passive income and calculated before non-operating interest, taxes, extraordinary items, and any special items such as special compensation payouts on account of an acquisition.

(3)
We assess investment performance based in part on percentage of AUM above 3-year and 5-year peer median and benchmark performance. Benchmark comparisons are based on each strategy’s composite returns (composites may include retail SMA and mutual fund assets managed as part of the same strategy) as compared to a market index that has been selected to be generally consistent with the investment objectives of the account.

(4)	The adjusted effective fee rate is annualized adjusted investment management fees, excluding performance fees, divided by average AUM for the period.
(5)	We consider the cumulative total shareholder return (TSR) of the Company for the relevant measurement periods.

Total Shareholder Return Amount	$ 144.34	118.44	137.31	114.74	151.77
Peer Group Total Shareholder Return Amount	272.77	229.35	150.62	121.7	168.68
Net Income (Loss)	$ 524,900,000	$ 464,800,000	$ 882,800,000	$ 1,291,900,000	$ 1,831,200,000
Company Selected Measure Amount	6,701,100,000	6,564,800,000	6,104,100,000	6,473,700,000	6,317,200,000
PEO Name	Ms. Johnson	Ms. Johnson	Ms. Johnson	Ms. Johnson	Ms. Johnson
Equity Awards Adjustments, Footnote
PEO summary compensation table total compensation to compensation actually paid reconciliation

PEO Equity Award Adjustment Breakout
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$7,948,892	$960,661	$2,255,719	$1,359,878	($5,740)	$1,071,879	$13,591,287
2024	$6,265,691	($2,250,873)	$2,121,779	($702,884)	($933,442)	$746,689	$5,246,959
2023	$9,290,226	$187,096	$3,021,486	$941,091	($100,824)	$852,016	$14,191,092
2022	$5,081,744	($1,630,192)	$1,908,689	($193,850)	($166,175)	$569,703	$5,569,920
2021	$6,890,190	$176,415	$1,463,823	$611,055	($699,345)	$306,685	$8,748,822

Average Non-PEO NEO summary compensation table total compensation to compensation actually paid reconciliation

Non-PEO NEO Equity Award Adjustment Breakout
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$2,039,668	$467,634	$535,043	$367,587	($2,075)	$349,965	$3,757,822
2024	$3,208,395	($741,806)	$453,664	($124,409)	($311,148)	$265,657	$2,750,352
2023	$2,515,460	$46,616	$598,876	$357,770	($18,905)	$226,216	$3,726,032
2022	$1,529,579	($644,757)	$373,088	($113,981)	($132,898)	$204,414	$1,215,446
2021	$2,176,246	$478,719	$565,729	$577,418	($302,483)	$177,925	$3,673,555

Awards Modified in Fiscal Year	0
Share Price	$ 23.13
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 24.78
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Revenue
Non-GAAP Measure Description
(1)	See discussion of supplemental non-GAAP financial measures in Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings per Share
Non-GAAP Measure Description
(1)	See discussion of supplemental non-GAAP financial measures in Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025.

Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Non-GAAP Measure Description
(1)	See discussion of supplemental non-GAAP financial measures in Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025.

Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
Non-GAAP Measure Description
(1)	See discussion of supplemental non-GAAP financial measures in Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2025.

Measure:: 5
Pay vs Performance Disclosure
Name	Pre-Bonus Operating Income
Measure:: 6
Pay vs Performance Disclosure
Name	Investment Performance
Measure:: 7
Pay vs Performance Disclosure
Name	Adjusted Effective Fee Rate
Measure:: 8
Pay vs Performance Disclosure
Name	Three-Year Stockholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,959,771)	$ (10,896,930)	$ (11,082,400)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,591,287	5,246,959	14,191,092	$ 5,569,920	$ 8,748,822
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,948,892	6,265,691	9,290,226	5,081,744	6,890,190
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	960,661	(2,250,873)	187,096	(1,630,192)	176,415
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,255,719	2,121,779	3,021,486	1,908,689	1,463,823
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,359,878	(702,884)	941,091	(193,850)	611,055
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,740)	(933,442)	(100,824)	(166,175)	(699,345)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,071,879	746,689	852,016	569,703	306,685
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,757,822	2,750,352	3,726,032	1,215,446	3,673,555
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,039,668	3,208,395	2,515,460	1,529,579	2,176,246
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	467,634	(741,806)	46,616	(644,757)	478,719
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	535,043	453,664	598,876	373,088	565,729
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	367,587	(124,409)	357,770	(113,981)	577,418
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,075)	(311,148)	(18,905)	(132,898)	(302,483)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 349,965	$ 265,657	$ 226,216	$ 204,414	$ 177,925